Trade and other receivables and Other non-current assets	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Trade and other receivables and Other non-current assets
17. Trade and other receivables and Other
non-current
assets

	As at March 31,
	2021 Non- current	2021 Current	2021 Total	2022 Non- current	2022 Current	2022 Total	2022 Non- current	2022 Current	2022 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Financial

Bank Deposits 1	1,153	—	1,153	2,066	—	2,066	27	—	27
Site restoration assets 2	8,220	—	8,220	10,232	—	10,232	135	—	135
Trade receivables 3,7	31,582	34,459	66,041	32,187	49,375	81,562	424	651	1,075
Others 5	15,998	2,395	18,393	16,291	4,152	20,443	215	54	269
Loans to related parties (Refer Note 35)	50,562	20,150	70,712	31,644	22,980	54,624	417	303	720
Receivables from related parties	—	1,476	1,476	—	1,510	1,510	—	20	20
Advance recoverable	—	39,083	39,083	—	81,754	81,754	—	1,078	1,078

Total—Financial (A)	107,515	97,563	205,078	92,420	159,771	252,191	1,218	2,106	3,324

Non Financial
Balance with Government Authorities	6,098	7,294	13,392	7,607	10,841	18,448	100	143	243
Advance for supplies	—	12,345	12,345	—	27,062	27,062	—	357	357
Advance to related party	944	2,271	3,215	610	840	1,450	—	19	19
Others 4,6	13,170	11,256	24,426	9,173	13,990	23,163	129	176	305

Total—Non Financial (B)	20,212	33,166	53,378	17,390	52,733	70,123	229	695	924

Total (A+B)*	127,727	130,729	258,456	109,810	212,504	322,314	1,447	2,801	4,248

*	Net of allowances of ₹ 26,171 million and ₹ 30,585 million ($ 403 million) as at March 31, 2021 and March 31, 2022, respectively.

1.
Includes
₹
 302 million and
₹

2 million ($

0 million) under lien with banks,
₹
 46 million and
₹
 49 million ($ 1 million) under lien with Others,
₹
 42 million and
₹
 386 million ($ 5 million) held as margin money,
₹
 214
million a
nd
₹
 200 million ($ 3 million) held as principal reserve created against principal payment on loans from banks and
₹
 Nil and
₹
 610
mi
llion
($ 8 million)
held as margin money against bank guarantee as at March 31, 2021 and March 31, 2022
,
 respectively
.

2.	Includes deposit in Site Restoration Fund of ₹ 8,220 million and ₹ 10,232 million ($ 135 million) as at March 31, 2021 and March 31, 2022 , respectively.

3.
In a matter between TSPL and Punjab State Power Corporation Limited (PSPCL) relating to assessment of whether there has been a change in law following the execution of the Power Purchase Agreement, the Appellate Tribunal (APTEL) for Electricity has dismissed the appeal in July 2017 filed by TSPL. TSPL later filed an appeal before the Honorable Supreme Court to seek relief, which is yet to be listed.

The outstanding trade receivables in relation to this dispute and other matters is
₹
 16,047 million and
₹
 17,252 Million ($ 227 million) as at March 31, 2021 and March 31, 2022
,
respectively. The Group, based on external legal opinion and its own assessment of the merits of the case, remains confident that it is highly probable that the Supreme court will uphold TSPL’s appeal and has thus continued to treat these balances as recoverable.

Additionally, trade receivables include
₹
 13,230 million and
₹
 12,927 million ($ 171 million) as at
March 31, 2021 and March 31, 2022, respectively, withheld by GRIDCO (‘GRIDCO’ or ‘the customer’) on account of certain disputes relating to computation of power tariffs pending adjudication by APTEL. Additionally, GRIDCO had raised claims of
₹
 5,137 million ($68 Million)
on the Company in respect of short supply of power, against which a provision of

₹
 2,180 Million ($29
million) had been made in previous years. Various minutes of meetings were signed with the customer for computing the short supply claims, which were subject to approval of Odisha State Electricity Regulatory Commission (OERC). Hearing on the subject matter (PPA Amendment Case) was completed in October 2019 and OERC had pronounced the order on June 22, 2020. Further, in August 2020, the Company filed an appeal before APTEL against the said OERC order which was finally admitted on March 22, 2022 for hearing to be scheduled in the future. GRIDCO has also sought review of the said OERC order. The matter has been posted for order by OERC in due course. In the meanwhile, power supply to GRIDCO has resumed and GRIDCO has been making regular payments against monthly energy invoices.

4.	Includes claim receivables, advance recoverable (oil and gas business), prepaid expenses, export incentive receivables and receivables from KCM.

5.
Includes claims receivables, advance recoverable (oil and gas business) and others. It also includes advance profit petroleum of
₹
 Nil and
₹
 272 million ($ 4 million) as at March 31, 2021 and March 31, 2022
,
respectively.

6.	Includes receivable from KCM (net of provision) ₹ 2,210 million and ₹ Nil ($ Nil ) as at March 31, 2021 and March 31, 2022, respectively.
A provisional liquidator (‘PL’) was appointed to manage the affairs of Konkola Copper Mines plc (KCM) on May 21, 2019, after ZCCM Investments Holdings Plc (ZCCM-IH), an entity majority owned by the Government of Zambia and a 20.6% shareholder in KCM, filed a winding up petition against KCM. KCM’s majority shareholder, Vedanta Resources Holdings Limited (VRHL), and its parent company, VRL, are contesting the winding up petition in the Zambian courts and have also commenced arbitration against ZCCM-IH, consistent with their position that arbitration is the agreed dispute resolution process, together with an application to the South African courts to stay the winding up proceedings consistent with the agreement to arbitrate.
Meanwhile
, KCM has not been supplying goods to the Company and/ or its subsidiaries, which it was supposed to as per the terms of the advance. The Group has recognised provision for expected credit loss of
₹

2,127
 million and
₹

2,172
 million ($
29
million) during the years ended March 31, 2021 and March 31, 2022, respectively. The Group carries provision of
₹

4,234
 million and
₹

6,444
million ($
85
million) as at March 31, 2021 and March 31, 2022, respectively.

7.	The total trade receivables as at April 1, 2020 were ₹ 58,047 million (net of provision for expected credit loss).